ACCOUNTING POLICIES - INTANGIBLES (Details)	12 Months Ended
Dec. 31, 2020
Computer software [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful Life Measured As Period Of Time Intangible Assets Other Than Goodwill	3 years
Computer software [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful Life Measured As Period Of Time Intangible Assets Other Than Goodwill	10 years
Other intangible assets [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful Life Measured As Period Of Time Intangible Assets Other Than Goodwill	4 years
Other intangible assets [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful Life Measured As Period Of Time Intangible Assets Other Than Goodwill	10 years